Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Managed Pool Series
Entity Central Index Key	0001340579
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000151946 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International DividendStrategy Portfolio
Class Name	Federated Hermes International DividendStrategy Portfolio
Trading Symbol	FIDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Dividend Strategy Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes International Dividend Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide income and long-term capital appreciation by investing primarily in equity securities of companies based in countries outside the U.S., consisting principally of high dividend paying stocks with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield notably higher than that of the MSCI World ex USA Index that contributed positively to relative performance.
  Stock selection in the Energy sector contributed positively to Fund relative performance. Outperformers in this sector included TC Energy and Pembina Pipeline.
  Stock selection in the Utilities sector also aided performance, led by the outperformance of Enel, Iberdrola and Italgas during the reporting period.
  The Fund’s stock selection and a relative underweight position in the Consumer Discretionary sector was also a positive relative contributor to performance as the strategy remained focused on companies providing sustainable, growing dividends. These defensive features remained relatively uncommon among companies within the Consumer Discretionary sector.
Top Detractors from Performance
  The Fund’s largest relative detractor was stock selection and the underweight position in the Financials sector. The Fund’s position in Scor SE detracted the most over the reporting period, while the Index’s top performers within Financials, Royal Bank of Canada and Commonwealth Bank of Australia, were not held by the Fund during the period.
  Stock selection and the underweight position in the Industrials sector was also a relative detractor to performance, as top performers in the Index, Siemens Energy, Mitsubishi Heavy Industries and Rolls-Royce Holdings, either did not pay a dividend or paid a dividend notably lower than the Fund’s minimum threshold, and, therefore, were not held by the Fund.
  Stock selection in the Materials sector also detracted from performance driven mainly by the Fund’s sole holding in this sector, UPM-Kymmene. As the Fund’s strategy is to invest in the defensive, dividend-paying company names, the Materials sector continued to offer little opportunity to own companies that offer sustainable, rising dividends throughout the companies’ business cycle.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: February 9, 2015 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Federated Hermes International Dividend Strategy Portfolio	15.46%	6.58%	3.79%
MSCI World ex USA Index[2]	23.84%	6.55%	5.55%
MSCI World ex USA High Dividend Yield Index	21.80%	6.91%	5.14%
[1]	Commenced operations on February 9, 2015.
[2]	The Fund has designated the MSCI World ex-USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Performance Inception Date	Feb. 09, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 90,512,133
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$90,512,133%
Number of Investments	$25%
Portfolio Turnover Rate	$47%
Total Advisory Fees Paid	$0%

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)